Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000017156 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Riot Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017156 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017156 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017156 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017156 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017156 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017156 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017156 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017156 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Riot Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017157 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017157 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017157 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017157 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%